SCHEDULE OF COST OF REVENUES (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Total cost of revenues	$ 10,149,305	$ 10,768,717	$ 18,731,995	$ 13,266,821	$ 15,273,181
Electric Vehicles and Accessories Sales [Member]
Disaggregation of Revenue [Line Items]
Total cost of revenues	10,149,305	10,374,282	18,160,407	12,561,601	14,689,913
Software Development and Design Services [Member]
Disaggregation of Revenue [Line Items]
Total cost of revenues		$ 394,435	$ 571,588	$ 705,220	$ 583,268